Exhibit 99.01

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc. (“TRS”), as Servicer pursuant to the Fourth Amended and Restated Pooling and Servicing Agreement, dated as of April 1, 2018 (as amended and restated and as otherwise amended and supplemented, the “Pooling and Servicing Agreement”), among TRS, American Express Receivables Financing Corporation III LLC, as transferor (the “Transferor”), and The Bank of New York Mellon, as trustee (the “Trustee”), does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on December 15, 2021 and covers activity from November 01, 2021 through November 30, 2021.

5.

As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 13th day of December 2021.

AMERICAN EXPRESS TRAVEL RELATED
SERVICES COMPANY, INC., as Servicer

By:	/s/ Chaya E. Segal
Name:	Chaya E. Segal
Title:	Director, ABS Operations

A.	Trust Activity

Trust Totals
Record Date	November 30, 2021
Number of days in Monthly Period	30
Beginning Number of Accounts	15,553,269
Beginning Principal Receivable Balance, including any
Additions, Removals, or Adjustments of Principal Receivables during the Monthly Period	24,536,202,138.96
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	24,536,202,138.96
Finance Charge Collections (excluding Recoveries)	564,399,012.38
Collections of Discount Option Receivables	0.00
Recoveries	15,057,778.14
Total Collections of Finance Charge Receivables	579,456,790.52
Total Collections of Principal Receivables	11,590,574,037.78
Monthly Payment Rate	47.2387%
Defaulted Amount	24,433,982.61
Annualized Default Rate	1.1777%
Annualized Default Rate, Net of Recoveries	0.4519%
Trust Portfolio Yield	27.5217%
New Principal Receivables	12,321,666,255.12
Ending Number of Accounts	15,548,027
Ending Principal Receivables Balance	25,242,860,373.69
Ending Required Minimum Principal Balance	14,118,093,600.00
Ending Transferor Amount	12,048,380,373.69
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	25,242,860,373.69
Ending Total Receivables	26,219,064,607.19

B.	Series Allocations

			Principal	Series		Series		Series	Series
		Adjusted	Funding	Required	Series	Allocable	Series	Allocable	Allocable
	Invested	Invested	Account	Transferor	Allocation	Finance Charge	Allocable	Principal	Defaulted
	Amount	Amount	Balance	Amount	Percentage	Collections	Recoveries	Collections	Amount
Group 1

2017-7	857,143,000.00	857,143,000.00	0.00	60,000,010.00	6.50%	37,642,812.13	978,187.02	752,949,673.08	1,587,286.29
2018-2	571,430,000.00	571,430,000.00	0.00	40,000,100.00	4.33%	25,095,266.64	652,126.20	501,967,619.98	1,058,193.33
2019-1	1,714,287,000.00	1,714,287,000.00	0.00	120,000,090.00	12.99%	75,285,668.18	1,956,375.19	1,505,900,224.60	3,174,574.42
2019-2	1,714,287,000.00	1,714,287,000.00	0.00	120,000,090.00	12.99%	75,285,668.18	1,956,375.19	1,505,900,224.60	3,174,574.42
2019-3	1,371,431,000.00	1,371,431,000.00	0.00	96,000,170.00	10.39%	60,228,596.02	1,565,101.75	1,204,721,409.50	2,539,662.13
2021-1	3,142,859,000.00	3,142,859,000.00	0.00	220,000,130.00	23.82%	138,023,703.03	3,586,687.28	2,760,816,639.22	5,820,052.18

Total	9,371,437,000.00	9,371,437,000.00	0.00	656,000,590.00	71.03%	411,561,714.18	10,694,852.63	8,232,255,790.98	17,354,342.77
Group 2

2012-A	1,192,000.00	1,192,000.00	0.00	83,440.00	0.01%	52,348.60	1,360.33	1,047,101.84	2,207.39
2017-2	804,599,000.00	804,599,000.00	0.00	56,321,930.00	6.10%	35,335,257.94	918,222.87	706,792,861.88	1,489,983.54
2017-5	574,715,000.00	574,715,000.00	0.00	40,230,050.00	4.36%	25,239,532.70	655,875.11	504,853,299.12	1,064,276.60
2018-3	574,715,000.00	574,715,000.00	0.00	40,230,050.00	4.36%	25,239,532.70	655,875.11	504,853,299.12	1,064,276.60
2018-5	689,656,000.00	689,656,000.00	0.00	48,275,920.00	5.23%	30,287,351.40	787,047.84	605,822,202.06	1,277,128.22
2018-7	603,451,000.00	603,451,000.00	0.00	42,241,570.00	4.57%	26,501,520.31	688,669.15	530,096,183.68	1,117,490.89
2018-9	574,715,000.00	574,715,000.00	0.00	40,230,050.00	4.36%	25,239,532.70	655,875.11	504,853,299.12	1,064,276.60

Total	3,823,043,000.00	3,823,043,000.00	0.00	267,613,010.00	28.97%	167,895,076.35	4,362,925.52	3,358,318,246.82	7,079,639.84

Trust	13,194,480,000.00	13,194,480,000.00	0.00	923,613,600.00	100.00%	579,456,790.53	15,057,778.15	11,590,574,037.80	24,433,982.61

C.	Group Allocations

								Reallocated
		Investor						Investor	Investment
		Finance	Investor	Investor	Investor	Investor		Finance	Funding	Available Excess
	Invested Amount	Charge	Monthly	Default	Monthly	Additional	Total	Charge	Account
		Collections	Interest	Amount	Fees	Amounts		Collections	Proceeds
Group 1
2017-7	857,143,000.00	20,242,632.86	1,636,785.69	853,572.08	1,428,571.67	0.00	3,918,929.44	20,434,855.21	0.00	16,515,925.77
2018-2	571,430,000.00	13,495,120.06	1,392,621.82	569,049.38	952,383.33	0.00	2,914,054.53	13,924,697.40	0.00	11,010,642.87
2019-1	1,714,287,000.00	40,485,289.35	3,994,109.90	1,707,145.16	2,857,145.00	0.00	8,558,400.06	41,590,270.87	0.00	33,031,870.81
2019-2	1,714,287,000.00	40,485,289.35	3,718,574.01	1,707,145.16	2,857,145.00	0.00	8,282,864.17	41,314,734.98	0.00	33,031,870.81
2019-3	1,371,431,000.00	32,388,264.54	2,432,892.14	1,365,717.52	2,285,718.33	0.00	6,084,327.99	32,509,851.61	0.00	26,425,523.62
2021-1	3,142,859,000.00	74,223,018.66	2,618,920.60	3,129,765.63	5,238,098.33	0.00	10,986,784.56	71,545,204.74	0.00	60,558,420.18

Total	9,371,437,000.00	221,319,614.82	15,793,904.16	9,332,394.93	15,619,061.66	0.00	40,745,360.75	221,319,614.81	0.00	180,574,254.06

Group 2
2012-A	1,192,000.00	28,150.75	717.01	1,187.04	1,986.67	0.00	3,890.72	28,383.19	0.00	24,492.47
2017-2	804,599,000.00	19,001,732.69	373,948.15	801,246.99	1,340,998.33	0.00	2,516,193.47	19,048,591.80	0.00	16,532,398.33
2017-5	574,715,000.00	13,572,699.94	233,737.21	572,320.70	957,858.33	0.00	1,763,916.24	13,572,801.54	0.00	11,808,885.30
2018-3	574,715,000.00	13,572,699.94	205,935.39	572,320.70	957,858.33	0.00	1,736,114.42	13,544,999.72	0.00	11,808,885.30
2018-5	689,656,000.00	16,287,192.70	259,923.55	686,782.85	1,149,426.67	0.00	2,096,133.07	16,266,754.34	0.00	14,170,621.27
2018-7	603,451,000.00	14,251,340.84	239,779.51	600,936.98	1,005,751.66	0.00	1,846,468.15	14,245,802.85	0.00	12,399,334.70
2018-9	574,715,000.00	13,572,699.94	240,119.02	572,320.70	957,858.33	0.00	1,770,298.05	13,579,183.35	0.00	11,808,885.30

Total	3,823,043,000.00	90,286,516.80	1,554,159.84	3,807,115.96	6,371,738.32	0.00	11,733,014.12	90,286,516.79	0.00	78,553,502.67

Trust Total	13,194,480,000.00	311,606,131.62	17,348,064.00	13,139,510.89	21,990,799.98	0.00	52,478,374.87	311,606,131.60	0.00	259,127,756.73

	Group Investor Finance		Group Reallocable Investor
	Charge Collections	Group Expenses	Finance Charge Collections
Group 1	221,319,614.82	40,745,360.75	180,574,254.07
Group 2	90,286,516.80	11,733,014.12	78,553,502.68

D.	Trust Performance

Delinquencies: (a)

		Percentage of Ending Total		Percentage of Total
	Dollar Amount	Receivables	Number of Accounts	Number of Accounts
31-60 Days Delinquent	40,654,690	0.16%	6,947	0.04%
61-90 Days Delinquent	28,870,077	0.11%	4,042	0.03%
91-120 Days Delinquent	23,704,904	0.09%	3,034	0.02%
120+ Days Delinquent	31,090,974	0.12%	4,062	0.03%
Total 30+ Days Delinquent	124,320,645	0.47%	18,085	0.12%

Loss Experience:

Ending Principal Receivables Balance	25,242,860,373.69
Defaulted Amount	24,433,982.61
Recoveries	15,057,778.14
Net Default Amount	9,376,204.47
Annualized Default Rate	1.18%
Annualized Recovery Rate	0.73%
Annualized Default Rate, Net of Recoveries	0.45%
Number of Accounts Experiencing a Loss	5,333
Number of Accounts Experiencing a Recovery	27,141
Average Net Default Amount per Account Experiencing a Loss	1,758.15

E.	Repurchases and Replacements

Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

Most recent Form ABS-15G:

Form ABS-15G filed on Feb 08, 2021 under CIK number 0001283434

F.	Asset Review

Information required by Item 1121(d)(1) of Regulation AB concerning the Trust:

No activity to report for reporting period.

Information required by Item 1121(d)(2) of Regulation AB concerning the Trust:

There has been no change to the Asset Representation Reviewer during the reporting period.

G.	Investor Communication

Information required by Item 1121(e) of Regulation AB concerning the Trust:

No activity to report for reporting period.

H.	Credit Risk Retention (5)

	As of the last day of the	As of the last day of the
	Monthly Period	Prior Monthly Period
Required Seller’s Interest Amount	630,765,350.00	493,265,350.00
Seller’s Interest Amount	12,048,380,373.69	14,484,581,138.96
Seller’s Interest Percentage	95.51%	146.82%

(5)	Only applies on or after the date compliance with respect to Regulation RR is required

Series 2012-A Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,216,620.36	1,192,000.00	1,024,620.36
Beginning Adjusted Invested Amount	N/A	1,192,000.00	N/A
Floating Allocation Percentage	N/A	53.7756%	46.2244%
Principal Allocation Percentage	N/A	53.7756%	46.2244%
Collections of Finance Charge Receivables	52,348.60	28,150.75	24,197.85
Collections of Principal Receivables	1,047,101.84	563,084.87	484,016.97
Defaulted Amount	2,207.39	1,187.04	1,020.35

Ending Invested Amount / Transferor Amount	2,280,460.43	1,192,000.00	1,088,460.43

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account Withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	N/A	November 11, 2021	November 11, 2021
Increase LIBOR Determination Date	N/A	N/A	N/A

Coupon (11/15/21 to 12/14/21)	N/A	0.93950%	1.23950%
Monthly Interest Due	327.14	42.28	347.59	717.01
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	327.14	42.28	347.59	717.01

Investor Default Amount	995.83	53.78	137.43	1,187.04
Investor Monthly Fees Due	1,666.67	90.00	230.00	1,986.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Additional Transaction Costs (not included in Monthly Interest)	0.00	0.00		0.00
Total Due	2,989.64	186.06	715.02	3,890.72
Reallocated Investor Finance Charge Collections				28,383.19
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				27.7589%
Base Rate				2.7596%
Excess Spread Percentage				24.6568%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000.00	54,000.00	138,000.00	1,192,000.00
Invested Amount Increases	0.00	0.00	0.00	0.00
Distributions of Interest	327.14	42.28	347.59	717.01
Deposits to the Principal Funding Account	1,000,000.00	54,000.00	138,000.00	1,192,000.00
Distributions of Principal	1,000,000.00	54,000.00	138,000.00	1,192,000.00
Total Distributions	1,000,327.14	54,042.28	138,347.59	1,192,717.01
Ending Certificates Balance	0.00	0.00	0.00	0.00

D.	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 certificate principal amount.

	1.	The total amount of the distribution:	$1,000.33

	2.	The amount of the distribution in respect of Class A Monthly Interest:	$0.33

	3.	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	4.	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	5.	The amount of the distribution in respect of principal of the Class A Certificates:	$1,000.00

	6.	The amount of the distribution in respect of Class A Additional Transaction Costs (not included in Class A Monthly Interest):	$0.00

E.	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	1.	The total amount of Class A Investor Charge-Offs:	$0.00

	2.	The amount of Class A Investor Charge- Offs per $1,000 certificate principal amount:	$0.00

	3.	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	4.	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00

	5.	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F.	Information regarding distributions in respect of the Class B Certificates per $1,000 certificate principal amount.

	1.	The total amount of the distribution in respect of Class B Certificates:	$1,000.78

	2.	The amount of the distribution in respect of Class B Monthly Interest:	$0.78

	3.	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	4.	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	5.	The amount of the distribution in respect of principal of the Class B Certificates:	$1,000.00

	6.	The amount of the distribution in respect of Class B Additional Transaction Costs (not included in Class B Monthly Interest):	$0.00

G.	Amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount on such Distribution Date.

	1.	The amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount:	$0.00

	2.	The amount of the reductions in the Class B Invested Amount per $1,000 certificate principal amount:	$0.00

	3.	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	4.	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 certificate principal amount:	$0.00

	5.	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H.	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	1.	The total amount distributed to the Collateral Interest Holder:	$162,840.07

	2.	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$80.57

	3.	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Senior Minimum Monthly Interest:	$0.00

	4.	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$138,000.00

	5.	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$24,492.48

I.	Amount of reductions in Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount.

	1.	The amount of reductions in the Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount:	$0.00

	2.	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$23,811.41

		a.	Class A Monthly Interest	$327.14

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$995.83

		e.	Excess Spread	$22,488.44

	2.	Class B Available Funds		$1,285.82

		a.	Class B Monthly Interest	$42.28

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$1,243.54

	3.	Collateral Available Funds		$3,285.97

		a.	Excess Spread	$3,285.97

	4.	Total Excess Spread		$27,017.95

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		53.7756%

	2.	Series 2012-A Allocable Principal Collections		$1,047,101.84

	3.	Principal Allocation Percentage of Series 2012-A Allocable Principal Collections		$563,084.87

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$563,084.87

	6.	Shared Principal Collections from other Series allocated to Series 2012-A		$627,728.09

	7.	Other amounts treated as Available Principal Collections		$1,187.04

	8.	Available Principal Collections (total of items 5, 6 & 7)		$1,192,000.00

L.	Application of Available Principal Collections during Revolving Period

	1.	Treated as Shared Principal Collections		N/A

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$1,054,000.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$138,000.00

	3.	Distribution of Principal		$1,192,000.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread, Excess Finance Charge Collections and Available Interest Reserve Account Amount Allocated to Series 2012-A

	1.	Excess Spread	$27,017.95

	2.	Excess Finance Charge Collections	$0.00

	3.	Available Interest Reserve Account Amount	$0.00

	4.	Applied to fund Class A Required Amount	$0.00

	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

	6.	Applied to fund overdue Class B Interest	$0.00

	7.	Applied to fund Class B Required Amount	$53.78

	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

	9.	Applied to Collateral Senior Minimum Monthly Interest	$80.57

	10.	Applied to unpaid Monthly Servicing Fee	$1,986.67

	11.	Collateral Default Amount treated as Available Principal Collections	$137.43

	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

	13.	Deposited to Reserve Account	$0.00

	14.	Applied to pay Class A Additional Transaction Costs (not included in Class A Monthly Interest)	$0.00

	15.	Applied to pay Class B Additional Transaction Costs (not included in Class B Monthly Interest)	$0.00

	16.	Applied to any remaining Collateral Minimum Monthly Interest	$267.02

	17.	(a) Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$24,492.48

		(b) Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$24,492.48

	18.	Available Excess Overpayment Account Amount distributed to Collateral Interest Holder	$0.00

O.	Funding of Interest Reserve Account on Interest Reserve Account Funding Date (if applicable)

	1.	Interest Reserve Account Opening Balance	$0.00

	2.	Excess of Excess Finance Charge Collections over aggregate Finance Charge Shortfalls	$250,309,468.55

	3.	Deposited to Interest Reserve Account	$136.40

	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$250,309,332.15

P.	Funding of Excess Overpayment Account Amount

	1.	Excess Overpayment Account Opening Balance	$0.00

	2.	Amount deposited into Excess Overpayment Account in respect of Class A Certificates	$0.00

	3.	Amount deposited into Excess Overpayment Account in respect of Class B Certificates	$0.00

	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00

	5.	Available Excess Overpayment Account Amount distributed to the Collateral Interest Holder	$0.00

Q.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	2.7596%

		b.	Prior Monthly Period	2.3910%

		c.	Second Prior Monthly Period	N/A

	2.	Three Month Average Base Rate		N/A

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	27.7589%

		b.	Prior Monthly Period	25.9691%

		c.	Second Prior Monthly Period	N/A

	4.	Three Month average Series Adjusted Portfolio Yield		N/A

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate?		N/A

R.	Reassignment Amount

	1.	Adjusted Invested Amount		1,192,000.00

	2.	Monthly Interest		717.01

	3.	Monthly Interest previously due but not paid		0.00

	4.	Additional Interest		0.00

	5.	Additional Interest previously due but not paid		0.00

	6.	Reassignment Amount		1,192,717.01

Series 2017-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,496,216,880.45	804,599,000.00	691,617,880.45
Beginning Adjusted Invested Amount	N/A	804,599,000.00	N/A
Floating Allocation Percentage	N/A	53.7756%	46.2244%
Principal Allocation Percentage	N/A	53.7756%	46.2244%
Collections of Finance Charge Receivables	35,335,257.94	19,001,732.69	16,333,525.25
Collections of Principal Receivables	706,792,861.88	380,081,816.55	326,711,045.33
Defaulted Amount	1,489,983.54	801,246.99	688,736.55

Ending Invested Amount / Transferor Amount	1,539,308,878.70	804,599,000.00	734,709,878.70

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	3,500,000.00	0.00	0.00	3,500,000.00
Reserve Account Opening Balance	3,500,000.00	0.00	0.00	3,500,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	3,500,000.00	0.00	0.00	3,500,000.00
LIBOR Determination Date	November 11, 2021	November 11, 2021	November 11, 2021
Coupon November 15, 2021 to December 14, 2021	0.53950%	0.73950%	0.98950%
Monthly Interest Due	314,708.33	16,114.94	43,124.88	373,948.15
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	314,708.33	16,114.94	43,124.88	373,948.15
Investor Default Amount	697,083.75	26,041.06	78,122.18	801,246.99
Investor Monthly Fees Due	1,166,666.67	43,583.33	130,748.33	1,340,998.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,178,458.75	85,739.33	251,995.39	2,516,193.47
Reallocated Investor Finance Charge Collections				19,048,591.80
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				27.5925%
Base Rate				2.5932%
Excess Spread Percentage				24.6569%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	700,000,000.00	26,150,000.00	78,449,000.00	804,599,000.00
Distributions of Interest	314,708.33	16,114.94	43,124.88	373,948.15
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	314,708.33	16,114.94	43,124.88	373,948.15
Ending Certificates Balance	700,000,000.00	26,150,000.00	78,449,000.00	804,599,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.45

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.45

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.62

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.62

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$16,575,523.21

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$43,124.88

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$16,532,398.33

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$16,572,248.11

		a.	Class A Monthly Interest	$314,708.33

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$697,083.75

		e.	Excess Spread	$15,560,456.03

	2.	Class B Available Funds		$619,091.84

		a.	Class B Monthly Interest	$16,114.94

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$602,976.90

	3.	Collateral Available Funds		$1,857,251.85

		a.	Excess Spread	$1,857,251.85

	4.	Total Excess Spread		$18,020,684.78

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		53.7756%

	2.	Series 2017-2 Allocable Principal Collections		$706,792,861.88

	3.	Principal Allocation Percentage of Series 2017-2 Allocable Principal Collections		$380,081,816.55

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$380,081,816.55

	6.	Shared Principal Collections from other Series allocated to Series 2017-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$801,246.99

	8.	Available Principal Collections (total of items 5, 6 and 7)		$380,883,063.54

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$78,449,000.00

	2.	Required Collateral Invested Amount		$78,449,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$380,883,063.54

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-2

	1.	Excess Spread		$18,020,684.78
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$26,041.06
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$43,124.88
	9.	Applied to unpaid Monthly Servicing Fee		$1,340,998.33
	10.	Collateral Default Amount treated as Available Principal Collections		$78,122.18
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$16,532,398.33

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.5932%
		b.	Prior Monthly Period	2.5286%
		c.	Second Prior Monthly Period	2.5876%
	2.	Three Month Average Base Rate		2.5698%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	27.5925%
		b.	Prior Monthly Period	26.3002%
		c.	Second Prior Monthly Period	27.6847%
	4.	Three Month average Series Adjusted Portfolio Yield		27.1925%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$804,599,000.00
		Monthly Interest		$473,961.00
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$805,072,961.00

Series 2017-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,068,728,999.73	574,715,000.00	494,013,999.73
Beginning Adjusted Invested Amount	N/A	574,715,000.00	N/A
Floating Allocation Percentage	N/A	53.7756%	46.2244%
Principal Allocation Percentage	N/A	53.7756%	46.2244%
Collections of Finance Charge Receivables	25,239,532.70	13,572,699.94	11,666,832.76
Collections of Principal Receivables	504,853,299.12	271,487,686.66	233,365,612.46
Defaulted Amount	1,064,276.60	572,320.70	491,955.90

Ending Invested Amount / Transferor Amount	1,099,509,074.98	574,715,000.00	524,794,074.98

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	November 11, 2021	November 11, 2021	November 11, 2021
Coupon November 15, 2021 to December 14, 2021	0.46950%	0.66950%	0.88950%
Monthly Interest Due	195,625.00	10,421.33	27,690.88	233,737.21
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	195,625.00	10,421.33	27,690.88	233,737.21
Investor Default Amount	497,916.97	18,601.18	55,802.55	572,320.70
Investor Monthly Fees Due	833,333.33	31,131.67	93,393.33	957,858.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,526,875.30	60,154.18	176,886.76	1,763,916.24
Reallocated Investor Finance Charge Collections				13,572,801.54
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				27.5219%
Base Rate				2.5226%
Excess Spread Percentage				24.6569%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00
Distributions of Interest	195,625.00	10,421.33	27,690.88	233,737.21
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	195,625.00	10,421.33	27,690.88	233,737.21
Ending Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.39

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.39

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.56

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.56

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$11,836,576.19

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$27,690.88

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,808,885.31

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$11,808,288.93

		a.	Class A Monthly Interest	$195,625.00

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$497,916.97

		e.	Excess Spread	$11,114,746.96

	2.	Class B Available Funds		$441,134.06

		a.	Class B Monthly Interest	$10,421.33

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$430,712.73

	3.	Collateral Available Funds		$1,323,378.56

		a.	Excess Spread	$1,323,378.56

	4.	Total Excess Spread		$12,868,838.25

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		53.7756%

	2.	Series 2017-5 Allocable Principal Collections		$504,853,299.12

	3.	Principal Allocation Percentage of Series 2017-5 Allocable Principal Collections		$271,487,686.66

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$271,487,686.66

	6.	Shared Principal Collections from other Series allocated to Series 2017-5		$0.00

	7.	Other amounts treated as Available Principal Collections:		$572,320.70

	8.	Available Principal Collections (total of items 5, 6 and 7)		$272,060,007.36

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$56,036,000.00

	2.	Required Collateral Invested Amount		$56,036,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$272,060,007.36

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-5

	1.	Excess Spread		$12,868,838.25

	2.	Excess Finance Charge Collections		$0.00

	3.	Applied to fund Class A Required Amount		$0.00

	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00

	5.	Applied to fund overdue Class B Interest		$0.00

	6.	Applied to fund Class B Required Amount		$18,601.18

	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00

	8.	Applied to Collateral Senior Minimum Monthly Interest		$27,690.88

	9.	Applied to unpaid Monthly Servicing Fee		$957,858.33

	10.	Collateral Default Amount treated as Available Principal Collections		$55,802.55

	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00

	12.	Deposited to Reserve Account		$0.00

	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$11,808,885.31

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	2.5226%
		b.	Prior Monthly Period	2.4579%
		c.	Second Prior Monthly Period	2.5170%

	2.	Three Month Average Base Rate		2.4992%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	27.5219%
		b.	Prior Monthly Period	26.2296%
		c.	Second Prior Monthly Period	27.6140%
	4.	Three Month average Series Adjusted Portfolio Yield		27.1218%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$574,715,000.00
		Monthly Interest		$297,393.69
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$575,012,393.69

Series 2017-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,593,926,695.86	857,143,000.00	736,783,695.86
Beginning Adjusted Invested Amount	N/A	857,143,000.00	N/A
Floating Allocation Percentage	N/A	53.7756%	46.2244%
Principal Allocation Percentage	N/A	53.7756%	46.2244%
Collections of Finance Charge Receivables	37,642,812.13	20,242,632.86	17,400,179.27
Collections of Principal Receivables	752,949,673.08	404,902,900.06	348,046,773.02
Defaulted Amount	1,587,286.29	853,572.08	733,714.21

Ending Invested Amount / Transferor Amount	1,639,832,798.96	857,143,000.00	782,689,798.96

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon November 15, 2021 to December 14, 2021	2.35000%	2.54000%	2.80000%
Monthly Interest Due	1,468,750.00	68,036.02	99,999.67	1,636,785.69
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,468,750.00	68,036.02	99,999.67	1,636,785.69
Investor Default Amount	746,875.45	32,009.09	74,687.54	853,572.08
Investor Monthly Fees Due	1,250,000.00	53,571.67	125,000.00	1,428,571.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,465,625.45	153,616.78	299,687.21	3,918,929.44
Reallocated Investor Finance Charge Collections				20,434,855.21
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				27.7945%
Base Rate				4.3511%
Excess Spread Percentage				23.1223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	750,000,000.00	32,143,000.00	75,000,000.00	857,143,000.00
Distributions of Interest	1,468,750.00	68,036.02	99,999.67	1,636,785.69
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,468,750.00	68,036.02	99,999.67	1,636,785.69
Ending Certificates Balance	750,000,000.00	32,143,000.00	75,000,000.00	857,143,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.96

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.96

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.12

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.12

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$16,615,925.44

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$99,999.67

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$16,515,925.77

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$17,880,495.33

		a.	Class A Monthly Interest	$1,468,750.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$746,875.45
		e.	Excess Spread	$15,664,869.88

	2.	Class B Available Funds		$766,310.35

		a.	Class B Monthly Interest	$68,036.02
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$698,274.33

	3.	Collateral Available Funds		$1,788,049.53

		a.	Excess Spread	$1,788,049.53

	4.	Total Excess Spread		$18,151,193.74

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		53.7756%

	2.	Series 2017-7 Allocable Principal Collections		$752,949,673.08

	3.	Principal Allocation Percentage of Series 2017-7 Allocable Principal Collections		$404,902,900.06

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$404,902,900.06

	6.	Shared Principal Collections from other Series allocated to Series 2017-7		$0.00

	7.	Other amounts treated as Available Principal Collections:		$853,572.08

	8.	Available Principal Collections (total of items 5, 6 and 7)		$405,756,472.14

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$75,000,000.00

	2.	Required Collateral Invested Amount		$75,000,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$405,756,472.14

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-7

	1.	Excess Spread		$18,151,193.74

	2.	Excess Finance Charge Collections		$0.00

	3.	Applied to fund Class A Required Amount		$0.00

	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00

	5.	Applied to fund overdue Class B Interest		$0.00

	6.	Applied to fund Class B Required Amount		$32,009.09

	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00

	8.	Applied to Collateral Senior Minimum Monthly Interest		$99,999.67

	9.	Applied to unpaid Monthly Servicing Fee		$1,428,571.67

	10.	Collateral Default Amount treated as Available Principal Collections		$74,687.54

	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00

	12.	Deposited to Reserve Account		$0.00

	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$16,515,925.77

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	4.3511%
		b.	Prior Monthly Period	4.2107%
		c.	Second Prior Monthly Period	4.3511%

	2.	Three Month Average Base Rate		4.3043%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	27.7945%
		b.	Prior Monthly Period	25.9870%
		c.	Second Prior Monthly Period	27.3635%
	4.	Three Month average Series Adjusted Portfolio Yield		27.0484%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$857,143,000.00
		Monthly Interest		$1,797,232.83
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$858,940,232.83

Series 2018-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,062,620,276.68	571,430,000.00	491,190,276.68
Beginning Adjusted Invested Amount	N/A	571,430,000.00	N/A
Floating Allocation Percentage	N/A	53.7756%	46.2244%
Principal Allocation Percentage	N/A	53.7756%	46.2244%
Collections of Finance Charge Receivables	25,095,266.64	13,495,120.06	11,600,146.58
Collections of Principal Receivables	501,967,619.98	269,935,896.56	232,031,723.42
Defaulted Amount	1,058,193.33	569,049.38	489,143.95

Ending Invested Amount / Transferor Amount	1,093,224,416.83	571,430,000.00	521,794,416.83

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon November 15, 2021 to December 14, 2021	3.01000%	3.18000%	3.43000%
Monthly Interest Due	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Investor Default Amount	497,916.96	21,339.73	49,792.69	569,049.38
Investor Monthly Fees Due	833,333.33	35,715.00	83,335.00	952,383.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,585,416.96	113,841.58	214,795.99	2,914,054.53
Reallocated Investor Finance Charge Collections				13,924,697.40
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				28.4363%
Base Rate				4.9929%
Excess Spread Percentage				23.1223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	21,429,000.00	50,001,000.00	571,430,000.00
Distributions of Interest	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Ending Certificates Balance	500,000,000.00	21,429,000.00	50,001,000.00	571,430,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.51

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.51

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.65

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.65

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$11,092,311.16

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$81,668.30

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,010,642.86

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$12,184,079.76

		a.	Class A Monthly Interest	$1,254,166.67

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$497,916.96

		e.	Excess Spread	$10,431,996.13

	2.	Class B Available Funds		$522,185.29

		a.	Class B Monthly Interest	$56,786.85

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$465,398.44

	3.	Collateral Available Funds		$1,218,432.34

		a.	Excess Spread	$1,218,432.34

	4.	Total Excess Spread		$12,115,826.91

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		53.7756%

	2.	Series 2018-2 Allocable Principal Collections		$501,967,619.98

	3.	Principal Allocation Percentage of Series 2018-2 Allocable Principal Collections		$269,935,896.56

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$269,935,896.56

	6.	Shared Principal Collections from other Series allocated to Series 2018-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$569,049.38

	8.	Available Principal Collections (total of items 5, 6 and 7)		$270,504,945.94

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$50,001,000.00

	2.	Required Collateral Invested Amount		$50,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$270,504,945.94

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-2

	1.	Excess Spread		$12,115,826.91
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$21,339.73
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$81,668.30
	9.	Applied to unpaid Monthly Servicing Fee		$952,383.33
	10.	Collateral Default Amount treated as Available Principal Collections		$49,792.69
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$11,010,642.86

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	4.9929%
		b.	Prior Monthly Period	4.8318%
		c.	Second Prior Monthly Period	4.9929%
	2.	Three Month Average Base Rate		4.9392%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	28.4363%
		b.	Prior Monthly Period	26.6081%
		c.	Second Prior Monthly Period	28.0053%
	4.	Three Month average Series Adjusted Portfolio Yield		27.6832%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$571,430,000.00
		Monthly Interest		$1,498,516.80
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$572,928,516.80

Series 2018-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,068,728,999.73	574,715,000.00	494,013,999.73
Beginning Adjusted Invested Amount	N/A	574,715,000.00	N/A
Floating Allocation Percentage	N/A	53.7756%	46.2244%
Principal Allocation Percentage	N/A	53.7756%	46.2244%
Collections of Finance Charge Receivables	25,239,532.70	13,572,699.94	11,666,832.76
Collections of Principal Receivables	504,853,299.12	271,487,686.66	233,365,612.46
Defaulted Amount	1,064,276.60	572,320.70	491,955.90

Ending Invested Amount / Transferor Amount	1,099,509,074.98	574,715,000.00	524,794,074.98

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	November 11, 2021	November 11, 2021	November 11, 2021
Coupon November 15, 2021 to December 14, 2021	0.40950%	0.58950%	0.83950%
Monthly Interest Due	170,625.00	9,176.06	26,134.33	205,935.39
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	170,625.00	9,176.06	26,134.33	205,935.39
Investor Default Amount	497,916.97	18,601.18	55,802.55	572,320.70
Investor Monthly Fees Due	833,333.33	31,131.67	93,393.33	957,858.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,501,875.30	58,908.91	175,330.21	1,736,114.42
Reallocated Investor Finance Charge Collections				13,544,999.72
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				27.4630%
Base Rate				2.4637%
Excess Spread Percentage				24.6569%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00
Distributions of Interest	170,625.00	9,176.06	26,134.33	205,935.39
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	170,625.00	9,176.06	26,134.33	205,935.39
Ending Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.34

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.34

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.49

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.49

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$11,835,019.63

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$26,134.33

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,808,885.30

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$11,784,101.44

		a.	Class A Monthly Interest	$170,625.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$497,916.97
		e.	Excess Spread	$11,115,559.47

	2.	Class B Available Funds		$440,230.46

		a.	Class B Monthly Interest	$9,176.06
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$431,054.40

	3.	Collateral Available Funds		$1,320,667.82

		a.	Excess Spread	$1,320,667.82

	4.	Total Excess Spread		$12,867,281.69

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		53.7756%

	2.	Series 2018-3 Allocable Principal Collections		$504,853,299.12

	3.	Principal Allocation Percentage of Series 2018-3 Allocable Principal Collections		$271,487,686.66

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$271,487,686.66

	6.	Shared Principal Collections from other Series allocated to Series 2018-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$572,320.70

	8.	Available Principal Collections (total of items 5, 6 and 7)		$272,060,007.36

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$56,036,000.00

	2.	Required Collateral Invested Amount		$56,036,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$272,060,007.36

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-3
	1.	Excess Spread		$12,867,281.69
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$18,601.18
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$26,134.33
	9.	Applied to unpaid Monthly Servicing Fee		$957,858.33
	10.	Collateral Default Amount treated as Available Principal Collections		$55,802.55
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$11,808,885.30

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	2.4637%
		b.	Prior Monthly Period	2.3991%
		c.	Second Prior Monthly Period	2.4581%
	2.	Three Month Average Base Rate		2.4403%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	27.4630%
		b.	Prior Monthly Period	26.1707%
		c.	Second Prior Monthly Period	27.5552%

	4.	Three Month average Series Adjusted Portfolio Yield		27.0630%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$574,715,000.00
		Monthly Interest		$257,917.49
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$574,972,917.49

Series 2018-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,282,471,080.51	689,656,000.00	592,815,080.51
Beginning Adjusted Invested Amount	N/A	689,656,000.00	N/A
Floating Allocation Percentage	N/A	53.7756%	46.2244%
Principal Allocation Percentage	N/A	53.7756%	46.2244%
Collections of Finance Charge Receivables	30,287,351.40	16,287,192.70	14,000,158.70
Collections of Principal Receivables	605,822,202.06	325,784,279.22	280,037,922.84
Defaulted Amount	1,277,128.22	686,782.85	590,345.37

Ending Invested Amount / Transferor Amount	1,319,407,063.70	689,656,000.00	629,751,063.70

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	November 11, 2021	November 11, 2021	November 11, 2021
Coupon November 15, 2021 to December 14, 2021	0.42950%	0.63950%	0.88950%
Monthly Interest Due	214,750.00	11,944.79	33,228.76	259,923.55
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	214,750.00	11,944.79	33,228.76	259,923.55
Investor Default Amount	597,500.36	22,320.62	66,961.87	686,782.85
Investor Monthly Fees Due	1,000,000.00	37,356.67	112,070.00	1,149,426.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,812,250.36	71,622.08	212,260.63	2,096,133.07
Reallocated Investor Finance Charge Collections				16,266,754.34
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				27.4856%
Base Rate				2.4863%
Excess Spread Percentage				24.6569%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	600,000,000.00	22,414,000.00	67,242,000.00	689,656,000.00
Distributions of Interest	214,750.00	11,944.79	33,228.76	259,923.55
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	214,750.00	11,944.79	33,228.76	259,923.55
Ending Certificates Balance	600,000,000.00	22,414,000.00	67,242,000.00	689,656,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.36

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.36

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.53

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.53

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$14,203,850.03

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$33,228.76

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,170,621.27

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$14,152,059.29

		a.	Class A Monthly Interest	$214,750.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$597,500.36
		e.	Excess Spread	$13,339,808.93

	2.	Class B Available Funds		$528,673.76

		a.	Class B Monthly Interest	$11,944.79
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$516,728.97

	3.	Collateral Available Funds		$1,586,021.29

		a.	Excess Spread	$1,586,021.29

	4.	Total Excess Spread		$15,442,559.19

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		53.7756%

	2.	Series 2018-5 Allocable Principal Collections		$605,822,202.06

	3.	Principal Allocation Percentage of Series 2018-5 Allocable Principal Collections		$325,784,279.22

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$325,784,279.22

	6.	Shared Principal Collections from other Series allocated to Series 2018-5		$0.00

	7.	Other amounts treated as Available Principal Collections:		$686,782.85

	8.	Available Principal Collections (total of items 5, 6 and 7)		$326,471,062.07

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$67,242,000.00

	2.	Required Collateral Invested Amount		$67,242,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$326,471,062.07

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-5
	1.	Excess Spread		$15,442,559.19
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$22,320.62
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$33,228.76
	9.	Applied to unpaid Monthly Servicing Fee		$1,149,426.67
	10.	Collateral Default Amount treated as Available Principal Collections		$66,961.87
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$14,170,621.27

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.4863%
		b.	Prior Monthly Period	2.4216%
		c.	Second Prior Monthly Period	2.4807%

	2.	Three Month Average Base Rate		2.4629%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	27.4856%
		b.	Prior Monthly Period	26.1933%
		c.	Second Prior Monthly Period	27.5777%

	4.	Three Month average Series Adjusted Portfolio Yield		27.0855%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$689,656,000.00
		Monthly Interest		$326,969.43
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$689,982,969.43

Series 2018-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,122,165,914.61	603,451,000.00	518,714,914.61
Beginning Adjusted Invested Amount	N/A	603,451,000.00	N/A
Floating Allocation Percentage	N/A	53.7756%	46.2244%
Principal Allocation Percentage	N/A	53.7756%	46.2244%
Collections of Finance Charge Receivables	26,501,520.31	14,251,340.84	12,250,179.47
Collections of Principal Receivables	530,096,183.68	285,062,189.09	245,033,994.59
Defaulted Amount	1,117,490.89	600,936.98	516,553.91

Ending Invested Amount / Transferor Amount	1,154,485,007.02	603,451,000.00	551,034,007.02

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	November 11, 2021	November 11, 2021	November 11, 2021
Coupon November 15, 2021 to December 14, 2021	0.44950%	0.65950%	0.98950%
Monthly Interest Due	196,656.25	10,778.98	32,344.28	239,779.51
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	196,656.25	10,778.98	32,344.28	239,779.51
Investor Default Amount	522,812.81	19,531.29	58,592.88	600,936.98
Investor Monthly Fees Due	875,000.00	32,688.33	98,063.33	1,005,751.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,594,469.06	62,998.60	189,000.49	1,846,468.15
Reallocated Investor Finance Charge Collections				14,245,802.85
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				27.5105%
Base Rate				2.5112%
Excess Spread Percentage				24.6569%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	525,000,000.00	19,613,000.00	58,838,000.00	603,451,000.00
Distributions of Interest	196,656.25	10,778.98	32,344.28	239,779.51
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	196,656.25	10,778.98	32,344.28	239,779.51
Ending Certificates Balance	525,000,000.00	19,613,000.00	58,838,000.00	603,451,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.37

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.37

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.55

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.55

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$12,431,678.98

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$32,344.28

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$12,399,334.70

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$12,393,792.53

		a.	Class A Monthly Interest	$196,656.25
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$522,812.81
		e.	Excess Spread	$11,674,323.47

	2.	Class B Available Funds		$463,008.48

		a.	Class B Monthly Interest	$10,778.98
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$452,229.50

	3.	Collateral Available Funds		$1,389,001.84

		a.	Excess Spread	$1,389,001.84

	4.	Total Excess Spread		$13,515,554.81

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		53.7756%

	2.	Series 2018-7 Allocable Principal Collections		$530,096,183.68

	3.	Principal Allocation Percentage of Series 2018-7 Allocable Principal Collections		$285,062,189.09

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$285,062,189.09

	6.	Shared Principal Collections from other Series allocated to Series 2018-7		$0.00

	7.	Other amounts treated as Available Principal Collections:		$600,936.98

	8.	Available Principal Collections (total of items 5, 6 and 7)		$285,663,126.07

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$58,838,000.00

	2.	Required Collateral Invested Amount		$58,838,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$285,663,126.07

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-7
	1.	Excess Spread		$13,515,554.81
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$19,531.29
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$32,344.28
	9.	Applied to unpaid Monthly Servicing Fee		$1,005,751.66
	10.	Collateral Default Amount treated as Available Principal Collections		$58,592.88
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$12,399,334.70

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.5112%
		b.	Prior Monthly Period	2.4465%
		c.	Second Prior Monthly Period	2.5056%

	2.	Three Month Average Base Rate		2.4878%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	27.5105%
		b.	Prior Monthly Period	26.2182%
		c.	Second Prior Monthly Period	27.6026%
	4.	Three Month average Series Adjusted Portfolio Yield		27.1104%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$603,451,000.00
		Monthly Interest		$306,618.98
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$603,757,618.98

Series 2018-9 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,068,728,999.73	574,715,000.00	494,013,999.73
Beginning Adjusted Invested Amount	N/A	574,715,000.00	N/A
Floating Allocation Percentage	N/A	53.7756%	46.2244%
Principal Allocation Percentage	N/A	53.7756%	46.2244%
Collections of Finance Charge Receivables	25,239,532.70	13,572,699.94	11,666,832.76
Collections of Principal Receivables	504,853,299.12	271,487,686.66	233,365,612.46
Defaulted Amount	1,064,276.60	572,320.70	491,955.90

Ending Invested Amount / Transferor Amount	1,099,509,074.98	574,715,000.00	524,794,074.98

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	November 11, 2021	November 11, 2021	November 11, 2021
Coupon November 15, 2021 to December 14, 2021	0.46950%	0.67950%	1.08950%
Monthly Interest Due	195,625.00	10,576.98	33,917.04	240,119.02
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	195,625.00	10,576.98	33,917.04	240,119.02
Investor Default Amount	497,916.97	18,601.18	55,802.55	572,320.70
Investor Monthly Fees Due	833,333.33	31,131.67	93,393.33	957,858.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,526,875.30	60,309.83	183,112.92	1,770,298.05
Reallocated Investor Finance Charge Collections				13,579,183.35
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				27.5354%
Base Rate				2.5361%
Excess Spread Percentage				24.6569%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00
Distributions of Interest	195,625.00	10,576.98	33,917.04	240,119.02
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	195,625.00	10,576.98	33,917.04	240,119.02
Ending Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.39

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.39

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.57

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.57

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$11,842,802.34

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$33,917.04

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,808,885.30

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$11,813,841.08

		a.	Class A Monthly Interest	$195,625.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$497,916.97
		e.	Excess Spread	$11,120,299.11

	2.	Class B Available Funds		$441,341.47

		a.	Class B Monthly Interest	$10,576.98
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$430,764.49

	3.	Collateral Available Funds		$1,324,000.80

		a.	Excess Spread	$1,324,000.80

	4.	Total Excess Spread		$12,875,064.40

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		53.7756%

	2.	Series 2018-9 Allocable Principal Collections		$504,853,299.12
	3.	Principal Allocation Percentage of Series 2018-9 Allocable Principal Collections		$271,487,686.66

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$271,487,686.66

	6.	Shared Principal Collections from other Series allocated to Series 2018-9		$0.00

	7.	Other amounts treated as Available Principal Collections:		$572,320.70

	8.	Available Principal Collections (total of items 5, 6 and 7)		$272,060,007.36

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$56,036,000.00

	2.	Required Collateral Invested Amount		$56,036,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$272,060,007.36

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-9
	1.	Excess Spread		$12,875,064.40
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$18,601.18
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$33,917.04
	9.	Applied to unpaid Monthly Servicing Fee		$957,858.33
	10.	Collateral Default Amount treated as Available Principal Collections		$55,802.55
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$11,808,885.30

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.5361%
		b.	Prior Monthly Period	2.4714%
		c.	Second Prior Monthly Period	2.5305%

	2.	Three Month Average Base Rate		2.5127%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	27.5354%
		b.	Prior Monthly Period	26.2431%
		c.	Second Prior Monthly Period	27.6275%
	4.	Three Month average Series Adjusted Portfolio Yield		27.1353%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$574,715,000.00
		Monthly Interest		$303,775.50
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$575,018,775.50

Series 2019-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	3,187,855,251.30	1,714,287,000.00	1,473,568,251.30
Beginning Adjusted Invested Amount	N/A	1,714,287,000.00	N/A
Floating Allocation Percentage	N/A	53.7756%	46.2244%
Principal Allocation Percentage	N/A	53.7756%	46.2244%
Collections of Finance Charge Receivables	75,285,668.18	40,485,289.35	34,800,378.83
Collections of Principal Receivables	1,505,900,224.60	809,806,272.50	696,093,952.10
Defaulted Amount	3,174,574.42	1,707,145.16	1,467,429.26

Ending Invested Amount / Transferor Amount	3,279,667,511.07	1,714,287,000.00	1,565,380,511.07

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	7,500,000.00	0.00	0.00	7,500,000.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	7,500,000.00	0.00	0.00	7,500,000.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	7,500,000.00	0.00	0.00	7,500,000.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon November 15, 2021 to December 14, 2021	2.87000%	3.07000%	3.39000%
Monthly Interest Due	3,587,500.00	164,465.02	242,144.88	3,994,109.90
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,587,500.00	164,465.02	242,144.88	3,994,109.90
Investor Default Amount	1,493,750.89	64,018.18	149,376.09	1,707,145.16
Investor Monthly Fees Due	2,500,000.00	107,143.33	250,001.67	2,857,145.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,581,250.89	335,626.53	641,522.64	8,558,400.06
Reallocated Investor Finance Charge Collections				41,590,270.87
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				28.3059%
Base Rate				4.8625%
Excess Spread Percentage				23.1223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00
Distributions of Interest	3,587,500.00	164,465.02	242,144.88	3,994,109.90
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	3,587,500.00	164,465.02	242,144.88	3,994,109.90
Ending Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.39

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.39

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.56

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.56

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$25,774,015.69

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$242,144.88

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$25,531,870.81

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$36,391,459.72

		a.	Class A Monthly Interest	$3,587,500.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,493,750.89
		e.	Excess Spread	$31,310,208.83

	2.	Class B Available Funds		$1,559,640.92

		a.	Class B Monthly Interest	$164,465.02
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,395,175.90

	3.	Collateral Available Funds		$3,639,170.23

		a.	Excess Spread	$3,639,170.23

	4.	Total Excess Spread		$36,344,554.96

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		53.7756%

	2.	Series 2019-1 Allocable Principal Collections		$1,505,900,224.60

	3.	Principal Allocation Percentage of Series 2019-1 Allocable Principal Collections		$809,806,272.50

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$809,806,272.50

	6.	Shared Principal Collections from other Series allocated to Series 2019-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,707,145.16

	8.	Available Principal Collections (total of items 5, 6 and 7)		$811,513,417.66

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$150,001,000.00

	2.	Required Collateral Invested Amount		$150,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$811,513,417.66

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2019-1
	1.	Excess Spread		$36,344,554.96
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$64,018.18
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$242,144.88
	9.	Applied to unpaid Monthly Servicing Fee		$2,857,145.00
	10.	Collateral Default Amount treated as Available Principal Collections		$149,376.09
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$7,500,000.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$25,531,870.81

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.8625%
		b.	Prior Monthly Period	4.7056%
		c.	Second Prior Monthly Period	4.8625%

	2.	Three Month Average Base Rate		4.8102%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	28.3059%
		b.	Prior Monthly Period	26.4819%
		c.	Second Prior Monthly Period	27.8749%
	4.	Three Month average Series Adjusted Portfolio Yield		27.5542%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,714,287,000.00
		Monthly Interest		$4,341,254.30
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,718,628,254.30

Series 2019-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	3,187,855,251.30	1,714,287,000.00	1,473,568,251.30
Beginning Adjusted Invested Amount	N/A	1,714,287,000.00	N/A
Floating Allocation Percentage	N/A	53.7756%	46.2244%
Principal Allocation Percentage	N/A	53.7756%	46.2244%
Collections of Finance Charge Receivables	75,285,668.18	40,485,289.35	34,800,378.83
Collections of Principal Receivables	1,505,900,224.60	809,806,272.50	696,093,952.10
Defaulted Amount	3,174,574.42	1,707,145.16	1,467,429.26

Ending Invested Amount / Transferor Amount	3,279,667,511.07	1,714,287,000.00	1,565,380,511.07

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon November 15, 2021 to December 14, 2021	2.67000%	2.86000%	3.19000%
Monthly Interest Due	3,337,500.00	153,214.97	227,859.04	3,718,574.01
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,337,500.00	153,214.97	227,859.04	3,718,574.01
Investor Default Amount	1,493,750.89	64,018.18	149,376.09	1,707,145.16
Investor Monthly Fees Due	2,500,000.00	107,143.33	250,001.67	2,857,145.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,331,250.89	324,376.48	627,236.80	8,282,864.17
Reallocated Investor Finance Charge Collections				41,314,734.98
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				28.1104%
Base Rate				4.6669%
Excess Spread Percentage				23.1223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00
Distributions of Interest	3,337,500.00	153,214.97	227,859.04	3,718,574.01
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	3,337,500.00	153,214.97	227,859.04	3,718,574.01
Ending Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.23

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.23

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.38

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.38

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$33,259,729.85

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$227,859.04

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$33,031,870.81

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$36,150,365.99

		a.	Class A Monthly Interest	$3,337,500.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,493,750.89
		e.	Excess Spread	$31,319,115.10

	2.	Class B Available Funds		$1,549,308.29

		a.	Class B Monthly Interest	$153,214.97
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,396,093.32

	3.	Collateral Available Funds		$3,615,060.70

		a.	Excess Spread	$3,615,060.70

	4.	Total Excess Spread		$36,330,269.12

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		53.7756%

	2.	Series 2019-2 Allocable Principal Collections		$1,505,900,224.60

	3.	Principal Allocation Percentage of Series 2019-2 Allocable Principal Collections		$809,806,272.50

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$809,806,272.50

	6.	Shared Principal Collections from other Series allocated to Series 2019-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,707,145.16

	8.	Available Principal Collections (total of items 5, 6 and 7)		$811,513,417.66

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$150,001,000.00

	2.	Required Collateral Invested Amount		$150,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$811,513,417.66

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2019-2
	1.	Excess Spread		$36,330,269.12
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$64,018.18
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$227,859.04
	9.	Applied to unpaid Monthly Servicing Fee		$2,857,145.00
	10.	Collateral Default Amount treated as Available Principal Collections		$149,376.09
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$33,031,870.81

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	4.6669%
		b.	Prior Monthly Period	4.5164%
		c.	Second Prior Monthly Period	4.6669%

	2.	Three Month Average Base Rate		4.6167%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	28.1104%
		b.	Prior Monthly Period	26.2927%
		c.	Second Prior Monthly Period	27.6793%
	4.	Three Month average Series Adjusted Portfolio Yield		27.3608%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,714,287,000.00
		Monthly Interest		$4,005,182.43
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,718,292,182.43

Series 2019-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,550,286,804.45	1,371,431,000.00	1,178,855,804.45
Beginning Adjusted Invested Amount	N/A	1,371,431,000.00	N/A
Floating Allocation Percentage	N/A	53.7756%	46.2244%
Principal Allocation Percentage	N/A	53.7756%	46.2244%
Collections of Finance Charge Receivables	60,228,596.02	32,388,264.54	27,840,331.48
Collections of Principal Receivables	1,204,721,409.50	647,845,679.34	556,875,730.16
Defaulted Amount	2,539,662.13	1,365,717.52	1,173,944.61

Ending Invested Amount / Transferor Amount	2,623,736,687.25	1,371,431,000.00	1,252,305,687.25

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon November 15, 2021 to December 14, 2021	2.00000%	2.20000%	3.38600%
Monthly Interest Due	2,000,000.00	94,286.50	338,605.64	2,432,892.14
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,000,000.00	94,286.50	338,605.64	2,432,892.14
Investor Default Amount	1,195,000.72	51,214.74	119,502.06	1,365,717.52
Investor Monthly Fees Due	2,000,000.00	85,715.00	200,003.33	2,285,718.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,195,000.72	231,216.24	658,111.03	6,084,327.99
Reallocated Investor Finance Charge Collections				32,509,851.61
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				27.6296%
Base Rate				4.1861%
Excess Spread Percentage				23.1223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	51,429,000.00	120,002,000.00	1,371,431,000.00
Distributions of Interest	2,000,000.00	94,286.50	338,605.64	2,432,892.14
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,000,000.00	94,286.50	338,605.64	2,432,892.14
Ending Certificates Balance	1,200,000,000.00	51,429,000.00	120,002,000.00	1,371,431,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.67

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.67

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1.83

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$1.83

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$26,764,129.27

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$338,605.64

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$26,425,523.63

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$28,446,069.79

		a.	Class A Monthly Interest	$2,000,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,195,000.72
		e.	Excess Spread	$25,251,069.07

	2.	Class B Available Funds		$1,219,127.44

		a.	Class B Monthly Interest	$94,286.50
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,124,840.94

	3.	Collateral Available Funds		$2,844,654.39

		a.	Excess Spread	$2,844,654.39

	4.	Total Excess Spread		$29,220,564.40

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		53.7756%

	2.	Series 2019-3 Allocable Principal Collections		$1,204,721,409.50

	3.	Principal Allocation Percentage of Series 2019-3 Allocable Principal Collections		$647,845,679.34

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$647,845,679.34

	6.	Shared Principal Collections from other Series allocated to Series 2019-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,365,717.52

	8.	Available Principal Collections (total of items 5, 6 and 7)		$649,211,396.86

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$120,002,000.00

	2.	Required Collateral Invested Amount		$120,002,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$649,211,396.86

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2019-3
	1.	Excess Spread		$29,220,564.40
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$51,214.74
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$140,574.65
	9.	Applied to unpaid Monthly Servicing Fee		$2,285,718.33
	10.	Collateral Default Amount treated as Available Principal Collections		$119,502.06
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$198,030.99
	14A.	(a) Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections		$26,425,523.63
		(b) Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates		$26,425,523.63
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.1861%
		b.	Prior Monthly Period	4.0511%
		c.	Second Prior Monthly Period	4.1861%
	2.	Three Month Average Base Rate		4.1411%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	27.6296%
		b.	Prior Monthly Period	25.8274%
		c.	Second Prior Monthly Period	27.1985%
	4.	Three Month average Series Adjusted Portfolio Yield		26.8851%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,371,431,000.00
		Monthly Interest		$2,432,892.14
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,373,863,892.14

Series 2021-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	5,844,400,364.26	3,142,859,000.00	2,701,541,364.26
Beginning Adjusted Invested Amount	N/A	3,142,859,000.00	N/A
Floating Allocation Percentage	N/A	53.7756%	46.2244%
Principal Allocation Percentage	N/A	53.7756%	46.2244%
Collections of Finance Charge Receivables	138,023,703.03	74,223,018.66	63,800,684.37
Collections of Principal Receivables	2,760,816,639.22	1,484,644,596.73	1,276,172,042.49
Defaulted Amount	5,820,052.18	3,129,765.63	2,690,286.55

Ending Invested Amount / Transferor Amount	6,012,722,813.72	3,142,859,000.00	2,869,863,813.72

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon November 17, 2021 to December 14, 2021	0.90000%	1.10000%	2.77285%
Monthly Interest Due	1,925,000.00	100,834.07	593,086.53	2,618,920.60
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,925,000.00	100,834.07	593,086.53	2,618,920.60
Investor Default Amount	2,738,543.30	117,367.00	273,855.33	3,129,765.63
Investor Monthly Fees Due	4,583,333.33	196,430.00	458,335.00	5,238,098.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	9,246,876.63	414,631.07	1,325,276.86	10,986,784.56
Reallocated Investor Finance Charge Collections				71,545,204.74
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				26.4851%
Base Rate				3.1140%
Excess Spread Percentage				23.1223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	2,750,000,000.00	117,858,000.00	275,001,000.00	3,142,859,000.00
Distributions of Interest	1,925,000.00	100,834.07	593,086.53	2,618,920.60
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,925,000.00	100,834.07	593,086.53	2,618,920.60
Ending Certificates Balance	2,750,000,000.00	117,858,000.00	275,001,000.00	3,142,859,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.70

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.70

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.86

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.86

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$61,151,506.71

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$593,086.53

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$60,558,420.18

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$62,602,017.16

		a.	Class A Monthly Interest	$1,925,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,738,543.30
		e.	Excess Spread	$57,938,473.86

	2.	Class B Available Funds		$2,682,963.10

		a.	Class B Monthly Interest	$100,834.07
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$2,582,129.03

	3.	Collateral Available Funds		$6,260,224.48

		a.	Excess Spread	$6,260,224.48

	4.	Total Excess Spread		$66,780,827.37

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		53.7756%

	2.	Series 2021-1 Allocable Principal Collections		$2,760,816,639.22

	3.	Principal Allocation Percentage of Series 2021-1 Allocable Principal Collections		$1,484,644,596.73

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$1,484,644,596.73

	6.	Shared Principal Collections from other Series allocated to Series 2021-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$3,129,765.63

	8.	Available Principal Collections (total of items 5, 6 and 7)		$1,487,774,362.36

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$275,001,000.00

	2.	Required Collateral Invested Amount		$275,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$1,487,774,362.36

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2021-1
	1.	Excess Spread		$66,780,827.37
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$117,367.00
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$176,000.16
	9.	Applied to unpaid Monthly Servicing Fee		$5,238,098.33
	10.	Collateral Default Amount treated as Available Principal Collections		$273,855.33
	11.	Reduction of Collateral Invested Amount
		treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$417,086.37
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$60,558,420.18
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$60,558,420.18
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	3.1140%
		b.	Prior Monthly Period	N/A
		c.	Second Prior Monthly Period	N/A
	2.	Three Month Average Base Rate		N/A

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	26.4851%
		b.	Prior Monthly Period	N/A
		c.	Second Prior Monthly Period	N/A
	4. Three Month average Series Adjusted Portfolio Yield			N/A

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate?		N/A

P.	Reassignment Amount
		Adjusted Invested Amount		$3,142,859,000.00
		Monthly Interest		$2,618,920.60
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$3,145,477,920.60